Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	[1]	$ 200,331	¥ 1,377,379	¥ 1,575,092	¥ 1,444,907
Cost of revenues	[1]	(86,764)	(596,548)	(727,197)	(726,807)
Gross profit		113,567	780,831	847,895	718,100
Operating expenses:
Sales and marketing expenses	[1]	(78,185)	(537,562)	(493,664)	(339,171)
General and administrative expenses	[1]	(23,645)	(162,568)	(146,923)	(181,677)
Technology and product development expenses	[1]	(29,776)	(204,723)	(192,325)	(161,880)
Total operating expenses	[1]	(131,606)	(904,853)	(832,912)	(682,728)
Income/(loss) from operations		(18,039)	(124,022)	14,983	35,372
Other income/(loss):
Interest income		6,901	47,445	54,286	35,113
Interest expense		(1,970)	(13,544)	(22,221)	(7,061)
Foreign currency exchange gain/(loss)		996	6,849	(23,560)	9,608
Share of profit/(loss) of investments using equity accounting, net of impairments		778	5,352	6,296	(1,776)
Gain on disposal of convertible loans due from a related party		1,537	10,565
Others, net		3,178	21,848	19,423	21,053
Income/(loss) before tax		(6,619)	(45,507)	49,207	92,309
Income tax expense		(2,924)	(20,105)	(14,783)	(14,089)
Net income/(loss)		(9,543)	(65,612)	34,424	78,220
Net loss attributable to noncontrolling interests		348	2,390	3,048	2,391
Net income/(loss) attributable to Phoenix New Media Limited		(9,195)	(63,222)	37,472	80,611
Net income/(loss)		(9,543)	(65,612)	34,424	78,220
Other comprehensive income (net of tax of nil, nil and RMB 132,272 (US$19,238) for years ended December 31, 2016, 2017 and 2018, respectively): fair value remeasurement for available-for-sale debt investments		82,368	566,320	321,538	247,336
Other comprehensive income/(loss) (net of nil tax for all years): foreign currency translation adjustment		7,533	51,794	(49,640)	27,669
Comprehensive income		80,358	552,502	306,322	353,225
Comprehensive loss attributable to noncontrolling interests		348	2,390	3,048	2,391
Comprehensive income attributable to Phoenix New Media Limited		80,706	554,892	309,370	355,616
Net income/(loss) attributable to Phoenix New Media Limited		(9,195)	(63,222)	37,472	80,611
Ordinary Shares
Other income/(loss):
Net income/(loss) attributable to Phoenix New Media Limited		(9,195)	(63,222)	37,472	80,611
Net income/(loss) attributable to Phoenix New Media Limited		$ (9,195)	¥ (63,222)	¥ 37,472	¥ 80,611
Net income/(loss) per share:
Basic | (per share)		$ (0.02)	¥ (0.11)	¥ 0.07	¥ 0.14
Diluted | (per share)		$ (0.02)	¥ (0.11)	¥ 0.06	¥ 0.14
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Basic		581,084,453	581,084,453	574,786,887	573,521,536
Diluted		581,084,453	581,084,453	590,433,907	577,037,906
ADS
Net income/(loss) per share:
Basic | (per share)		$ (0.13)	¥ (0.87)	¥ 0.52	¥ 1.12
Diluted | (per share)		$ (0.13)	¥ (0.87)	¥ 0.51	¥ 1.12
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Basic		72,635,557	72,635,557	71,848,361	71,690,192
Diluted		72,635,557	72,635,557	73,804,238	72,129,738
Net advertising services
Revenues:
Total revenues	[1]	$ 174,281	¥ 1,198,271	¥ 1,353,480	¥ 1,232,210
Cost of revenues		(75,272)	(517,533)	(602,945)	(598,040)
Gross profit		99,009	680,738	750,535	634,170
Paid services
Revenues:
Total revenues	[1]	26,050	179,108	221,612	212,697
Cost of revenues		(11,492)	(79,015)	(124,252)	(128,767)
Gross profit		$ 14,558	¥ 100,093	¥ 97,360	¥ 83,930

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 98,413 67,393 41,482 6,033Paid services revenues 122,844 139,149 87,131 12,673Cost of revenues (29,057) (57,057) (30,167) (4,388)Sales and marketing expenses (1,277) (748) (4,341) (631)General and administrative expenses (260) (6,245) (7,918) (1,152)